Cover	Feb. 14, 2023	Oct. 26, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date		Feb. 14, 2023
Entity Registrant Name		GARRETT MOTION INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38636
Entity Tax Identification Number	82-4873189
Entity Address, City or Town	La Pièce 16
Entity Address, City or Town	Rolle
Entity Address, Country	CH
Entity Address, Postal Zip Code	1180
City Area Code		41 21
Local Phone Number		695 30 00
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001735707